DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 83	$ 85	$ 170	$ 170
Depreciation, right-of-use assets	3	2	5	4
Depreciation and amortization of real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	66	70	135	139
Depreciation and amortization of non-real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 17	$ 15	$ 35	$ 31